17 COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Rent expense	$ 125,883	$ 232,022	$ 220,280	$ 47,475